LONG-TERM DEBT (Tables)	12 Months Ended
Oct. 31, 2011
Debt Disclosure [Abstract]
Schedule of Interest Rate Swaps pertaining to Senior Notes offered
The following table summarizes the company's long-term senior notes and the related interest rate swaps:

	October 31, 2011			October 31, 2010
	Amortized Principal	Swap	Total	Amortized Principal	Swap	Total
	(in millions)
2012 Senior Notes	$—	$—	$—	$250	$6	$256
2013 Senior Notes	250	—	250	249	—	249
2015 Senior Notes	499	24	523	499	37	536
2017 Senior Notes	598	31	629	598	35	633
2020 Senior Notes	498	32	530	498	18	516
Total	$1,845	$87	$1,932	$2,094	$96	$2,190